TRADE RECEIVABLES, CONTRACT ASSETS, PREPAYMENT, DEPOSITS AND OTHER RECEIVABLES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Trade Receivables Contract Assets Prepayment Deposits And Other Receivables
SCHEDULE OF TRADE RECEIVABLES
	At 30 September 2024	At 31 March 2024
	USD	USD
Trade receivables	95,100	186,966
Less: loss allowance	(10,336)	(4,632)
Trade receivables total	84,764	182,334

	At 31 March 2024	At 31 March 2023
	USD	USD
Trade receivables	186,966	294,820
Less: loss allowance	(4,632)	(5,032)
Total	182,334	289,788

SCHEDULE OF ANALYSIS OF TRADE RECEIVABLES

An aging analysis of the trade receivables as at the end of the reporting period, based on the invoice date and net of loss provision, is as follows:

	At 30 September 2024	At 31 March 2024
	USD	USD
Less than 1 month	66,841	85,740
Between 1 month and 3 months	8,405	59,905
Over 3 months	9,518	36,689
	84,764	182,334

An aging analysis of the trade receivables as at the end of the reporting period, based on the invoice date and net of loss provision, is as follows:

	At 31 March 2024	At 31 March 2023
	USD	USD
Less than 1 month	85,740	74,078
Between 1 month and 3 months	59,905	135,691
Over 3 months	36,689	80,019
	182,334	289,788

SCHEDULE OF LOSS ALLOWANCE FOR IMPAIRMENT OF TRADE RECEIVABLES

The movements in the loss allowance for impairment of trade receivables are as follows:

	Six months ended 30 September 2024	Year ended 31 March 2024
	USD	USD
At the beginning of the period/year	4,632	5,032
Provision for the year	10,966	2,200
Written-off for the period	(4,314)	-
Reversal for the year	(948)	(2,600)
At the end of the period/year	10,336	4,632

The movements in the loss allowance for impairment of trade receivables are as follows:

	Year ended 31 March 2024	Year ended 31 March 2023
	USD	USD
At the beginning of the year	5,032	-
Provision for the year	2,200	5,032
Reversal for the year	(2,600)	-
At the end of the year	4,632	5,032

SCHEDULE OF CONTRACT ASSETS
	At 30 September 2024	At 31 March 2024
	USD	USD
Contract Assets	87,382	69,354

	At 31 March 2024	At 31 March 2023
	USD	USD
Contract Assets	69,354	26,989

SCHEDULE OF PREPAYMENT, DEPOSITS AND OTHER RECEIVABLES
		At	At
	Note	30 September 2024	31 March 2024
		USD	USD
Current:
Deposits	(a)	35,261	35,261
Prepayments		47,425	34,197
Other receivables	(b)	381,256	184,018
		463,942	253,476
Non-current:
Deposit	(a)	35,431	35,431

(a)	Current deposits represent amounts paid to an employment agency in Germany. Non-current deposit of $35,431 (31 March 2024: $35,431) represents a deposit for a long-term lease of office space in Monaco. Deposit of $34,579 was originally paid by a related party and is shown as an amount due to related party of the balance sheet.

(b)	Other receivables mainly comprised deferred transaction costs in connection with the planned IPO of the Group of $380,691 (31 March 2024: $142,633) (the “IPO expenses”) and an outstanding balance with payment channel, Stripe, of $565 (31 March 2024: $41,385). The IPO expenses shall be deducted against equity upon the successful IPO or charged to the statement of profit or loss if the IPO is unsuccessful.

		At	At
	Notes	31 March 2024	31 March 2023
		USD	USD
Current:
Deposits	(a)	35,261	-
Prepayments		34,197	43,250
Other receivables	(b)	184,018	142
		253,476	43,392
Non-current:
Deposit	(a)	35,431	-

(a)	Current deposits represent amounts paid to an employment agency in Germany. Non-current deposit of $35,431 (2023: $Nil) represents a deposit for a long-term lease of office space in Monaco. Deposit of $34,579 was originally paid by a related party and is shown as an amount due to related party of the balance sheet.

(b)	Other receivables mainly comprised deferred transaction costs in connection with the planned initial public offering of the Group of $142,633 (the “IPO expenses”) and an outstanding balance with payment channel, Stripe, of $41,385. The IPO expenses shall be deducted against equity upon the successful IPO or charged to the statement of profit or loss if the IPO is unsuccessful.